CALAMOS INVESTMENT TRUST

Supplement dated April 1, 2021 to the

Calamos® Family of Funds Prospectus and the Statement of Additional Information,

each dated March 1, 2021

Effective immediately, the Calamos Global Growth and Income Fund (the "Fund") will be renamed as shown in the table below.

Current Fund Name	New Fund Name
Calamos Global Growth and Income Fund	Calamos Global Opportunities Fund

Effective immediately, the table under the section “Fees and Expenses of the Fund” for the Fund on page 82 of the Prospectus is hereby deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS C	CLASS I
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	None
Other Expenses	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	1.53%	2.28%	1.28%
Expense Reimbursement[1]	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Reimbursement	1.22%	1.97%	0.97%

1 The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2023 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.22%, 1.97%, and 0.97% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Effective immediately, the section titled “Example” for the Fund beginning on page 82 of the Prospectus is hereby deleted and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through March 1, 2023 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	593	878	1,215	2,162
Class C	300	654	1,165	2,568
Class I	99	346	644	1,492

MFSPT 04/21

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	593	878	1,215	2,162
Class C	200	654	1,165	2,568
Class I	99	346	644	1,492

Effective immediately, the table under the section “Fees and Expenses of the Fund” for the Calamos Total Return Bond Fund on page 88 of the Prospectus is hereby deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS C	CLASS I
Management Fees	0.45%	0.45%	0.45%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	None
Other Expenses	0.33%	0.32%	0.32%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.04%	1.78%	0.78%
Expense Reimbursement[2]	(0.13)%	(0.12)%	(0.12)%
Total Annual Fund Operating Expenses After Reimbursement	0.91%	1.66%	0.66%

1 “Acquired Fund Fees and Expenses” include certain expenses incurred in connection with the Fund’s investment in various money market funds and ETFs.

2 The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2023 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 0.90%, 1.65%, and 0.65% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Effective immediately, the first paragraph under the section “Who Manages the Funds” on page 122 of the Prospectus shall be deleted and replaced with the following:

The Funds’ investments are managed by CALAMOS ADVISORS LLC, 2020 Calamos Court, Naperville, IL. CALAMOS ADVISORS is a wholly owned subsidiary of CALAMOS INVESTMENTS LLC (“CILLC”). CALAMOS ASSET MANAGEMENT, INC. (“CAM”) is the sole manager of CILLC. As of December 31, 2020, approximately 22% of the outstanding interests of CILLC was owned by CAM and the remaining approximately 78% of CILLC was owned by CALAMOS PARTNERS LLC (“CPL”) and John P. Calamos, Sr. CAM was owned by John P. Calamos, Sr. and John S. Koudounis, and CPL was owned by John S. Koudounis and CALAMOS FAMILY PARTNERS, INC. (“CFP”). CFP was beneficially owned by members of the Calamos family, including John P. Calamos, Sr.

Effective immediately, the first paragraph on page 124 of the Prospectus shall be deleted and replaced with the following:

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Market Neutral Income Fund, Convertible Fund, Growth Fund, and Growth and Income Fund, as a percentage of the average net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class C shares, and 1.50% for Class I shares. CALAMOS ADVISORS has contractually agreed to limit Market Neutral Income Fund and Growth and Income Fund’s annual ordinary operating expenses for Class R6 shares (as a percentage of average net assets) to 1.05% less each Fund’s annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund’s other share classes divided by the aggregate average annual net assets of the Fund’s other share classes). For purposes of these expense limitation agreements, operating expenses do not include taxes, interest, short

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interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2023 for each Fund. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Global Opportunities Fund, as a percentage of the average net assets of the particular class of shares, to 1.22% for Class A shares, 1.97% for Class C shares, and 0.97% for Class I shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2023 for each Fund. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

Effective immediately, the last paragraph on page 63 of the Statement of Additional Information shall be deleted and replaced with the following:

Calamos Advisors is a wholly owned subsidiary of Calamos Investments LLC (“CILLC”). Calamos Asset Management, Inc. (“CAM”) is the sole manager of CILLC. As of December 31, 2020, approximately 22% of the outstanding interests of CILLC was owned by CAM and the remaining approximately 78% of CILLC was owned by Calamos Partners LLC (“CPL”) and John P. Calamos, Sr. CAM was owned by John P. Calamos, Sr. and John S. Koudounis, and CPL was owned by John S. Koudounis and Calamos Family Partners, Inc. (“CFP”). CFP was beneficially owned by members of the Calamos family, including John P. Calamos, Sr. In addition, Mr. Koudounis has the option to purchase a controlling interest in CPL upon the death or permanent disability of John P. Calamos, Sr., provided Mr. Koudounis is then serving as Chief Executive Officer of CAM and CILLC. John P. Calamos, Sr., is an affiliated person of the Funds and Calamos Advisors by virtue of his position as Chairman, Trustee and President of the Trust and Chairman and Global Chief Investment Officer (“Global CIO”) of Calamos Advisors. John S. Koudounis, Robert F. Behan, Thomas E. Herman, J. Christopher Jackson and Stephen Atkins are affiliated persons of the Funds and Calamos Advisors by virtue of their positions as Vice President; Vice President; Vice President and Chief Financial Officer; Vice President and Secretary; and Treasurer; of the Trust; respectively, and as President and Chief Executive Officer; Executive Vice President, Chief Distribution Officer; Executive Vice President, Chief Financial Officer; Senior Vice President, General Counsel and Secretary; and Senior Vice President, Head of Fund Administration of Calamos Advisors, respectively.

Effective immediately, the table in the section “Expenses” beginning on page 66 of the Statement of Additional Information shall be deleted and replaced with the following:

Fund	Class	Limitation Period	Expense Limitation
Calamos Market Neutral Income Fund	Class A	3/1/2023	1.75%
	Class C	3/1/2023	2.50%
	Class I	3/1/2023	1.50%
	Class R6	3/1/2023	1.50%[a]

Calamos Hedged Equity Fund	Class A	3/1/2023	1.25%
	Class C	3/1/2023	2.00%
	Class I	3/1/2023	1.00%

Calamos Phineus Long/Short Fund	Class A	3/1/2023	2.00%
	Class C	3/1/2023	2.75%
	Class I	3/1/2023	1.75%

Calamos Convertible Fund	Class A	3/1/2023	1.75%
	Class C	3/1/2023	2.50%
	Class I	3/1/2023	1.50%

Calamos Global Convertible Fund	Class A	3/1/2023	1.35%
	Class C	3/1/2023	2.10%
	Class I	3/1/2023	1.10%

Calamos Timpani Small Cap Growth Fund	Class A	3/1/2023	1.30%
	Class I	3/1/2023	1.05%
	Class R6	3/1/2023	1.05%[b]

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Calamos Timpani SMID Growth Fund	Class A	3/1/2023	1.35%
	Class I	3/1/2023	1.10%
	Class R6	3/1/2023	1.10%[c]

Calamos Growth Fund	Class A	3/1/2023	1.75%
	Class C	3/1/2023	2.50%
	Class I	3/1/2023	1.50%

Calamos Growth and Income Fund	Class A	3/1/2023	1.75%
	Class C	3/1/2023	2.50%
	Class I	3/1/2023	1.50%
	Class R6	3/1/2023	1.50%[d]

Calamos Dividend Growth Fund	Class A	3/1/2023	1.35%
	Class C	3/1/2023	2.10%
	Class I	3/1/2023	1.10%

Calamos Select Fund	Class A	3/1/2023	1.15%
	Class C	3/1/2023	1.90%
	Class I	3/1/2023	0.90%

Calamos International Growth Fund	Class A	3/1/2023	1.10%
	Class C	3/1/2023	1.85%
	Class I	3/1/2023	0.85%
	Class R6	3/1/2023	0.85%[e]

Calamos Evolving World Growth Fund	Class A	3/1/2023	1.30%
	Class C	3/1/2023	2.05%
	Class I	3/1/2023	1.05%

Calamos Global Equity Fund	Class A	3/1/2023	1.40%
	Class C	3/1/2023	2.15%
	Class I	3/1/2023	1.15%
	Class R6	3/1/2023	1.15%[f]

Calamos Global Opportunities Fund	Class A	3/1/2023	1.22%
	Class C	3/1/2023	1.97%
	Class I	3/1/2023	0.97%

Calamos Total Return Bond Fund	Class A	3/1/2023	0.90%
	Class C	3/1/2023	1.65%
	Class I	3/1/2023	0.65%

Calamos High Income Opportunities Fund	Class A	3/1/2023	1.00%
	Class C	3/1/2023	1.75%
	Class I	3/1/2023	0.75%

Calamos Short-Term Bond Fund	Class A	3/1/2023	0.65%
	Class I	3/1/2023	0.40%

a. Class R6 Total Annual Operating Expenses are limited to 1.50% less Market Neutral Income Fund’s annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Market Neutral Income Fund’s other share classes divided by the aggregate average annual net assets of the Market Neutral Income Fund’s other share classes).

b. Class R6 Total Annual Operating Expenses are limited to 1.05% less Timpani Small Cap Growth Fund’s annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Timpani Small Cap Growth Fund’s other share classes divided by the aggregate average annual net assets of the Timpani Small Cap Growth Fund’s other share classes).

c. Class R6 Total Annual Operating Expenses are limited to 1.10% less Timpani SMID Growth Fund’s annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Timpani SMID Growth Fund’s other share classes divided by the aggregate average annual net assets of the Timpani SMID Growth Fund’s other share classes).

d. Class R6 Total Annual Operating Expenses are limited to 1.50% less Growth and Income Fund’s annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Growth and Income Fund’s other share classes divided by the aggregate average annual net assets of the Growth and Income Fund’s other share classes).

e. Class R6 Total Annual Operating Expenses are limited to 0.85% less International Growth Fund’s annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the International Growth Fund’s other share classes divided by the aggregate average annual net assets of the International Growth Fund’s other share classes).

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f. Class R6 Total Annual Operating Expenses are limited to 1.15% less Global Equity Fund’s annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Global Equity Fund’s other share classes divided by the aggregate average annual net assets of the Global Equity Fund’s other share classes).

Effective immediately, the tables beginning on page 73 of the Statement of Additional Information are hereby deleted and replaced with the following:

	MARKET NEUTRAL INCOME FUND	HEDGED EQUITY FUND	PHINEUS LONG/SHORT FUND	CONVERTIBLE FUND	GLOBAL CONVERTIBLE FUND
John P. Calamos, Sr. (1)	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000	$100,001 - $500,000
R. Matthew Freund	None	None	None	None	None
Michael Grant	None	None	Over $1,000,000	None	None
John Hillenbrand	None	None	None	$500,001 - $1,000,000	None
Nick Niziolek	None	None	None	None	None
Eli Pars	$500,001 - $1,000,000	$500,001 - $1,000,000	None	$10,001 - $50,000	$500,001 - $1,000,000
Dennis Cogan	None	None	None	None	None
Brandon Nelson	None	None	None	None	None
Jon Vacko	None	None	None	$100,001 - $500,000	None
Joe Wysocki	$50,001 - $100,000	None	None	Over $1,000,000	$10,001 - $50,000
Jason Hill	$100,001 - $500,000	$500,001 - $1,000,000	$50,001 - $100,000	None	$10,001 - $50,000
David O’Donohue	$100,001 - $500,000	$500,001 - $1,000,000	$10,001 - $50,000	$100,001 - $500,000	$50,001 - $100,000
Christian Brobst	None	None	None	None	None
Chuck Carmody	None	None	None	None	None
Ryan Isherwood	None	None	None	None	None
John Saf	None	None	None	None	None
Jimmy Young	$100,001 - $500,000	$500,001 - $1,000,000	None	None	None
Brad Jackson	None	None	None	None	None
Michael Kassab	None	None	None	None	None
Bill Rubin	None	None	None	None	None

	TIMPANI SMALL CAP GROWTH FUND	TIMPANI SMID GROWTH FUND	GROWTH FUND	GROWTH AND INCOME FUND	DIVIDEND GROWTH FUND
John P. Calamos, Sr. (1)	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000	None
R. Matthew Freund	None	None	None	None	None
Michael Grant	None	None	None	None	None
John Hillenbrand	None	None	None	$500,001 - $1,000,000	None
Nick Niziolek	None	None	None	None	None
Eli Pars	None	None	None	None	None
Dennis Cogan	None	None	None	None	None
Brandon Nelson	Over $1,000,000	$500,001 - $1,000,000	None	None	None
Jon Vacko	None	None	None	$100,001 - $500,000	None
Joe Wysocki	None	None	None	$100,001 -$500,000	None
Jason Hill	$10,001 - $50,000	None	None	None	None
David O’Donohue	None	None	None	None	None
Christian Brobst	None	None	None	None	None
Chuck Carmody	None	None	None	None	None
Ryan Isherwood	$50,001 - $100,000	$50,001 - $100,000	None	None	None
John Saf	None	None	None	None	None
Jimmy Young	None	None	None	None	None
Brad Jackson	None	None	$100,001 - $500,000	None	None
Michael Kassab	None	None	None	None	None
Bill Rubin	None	None	None	None	None

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	SELECT FUND	INTERNATIONAL GROWTH FUND	EVOLVING WORLD GROWTH FUND	GLOBAL EQUITY FUND
John P. Calamos, Sr.(1)	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
R. Matthew Freund	None	None	None	None
Michael Grant	None	None	None	None
John Hillenbrand	None	$100,001 - $500,000	$100,001 - $500,000	$100,001 - $500,000
Nick Niziolek	None	$500,001 - $1,000,000	$500,001 - $1,000,000	$100,001 - $500,000
Eli Pars	None	None	None	None
Dennis Cogan	None	$100,001 - $500,000	$100,001 - $500,000	$100,001 - $500,000
Brandon Nelson	None	None	None	None
Jon Vacko	$100,001 - $500,000	$100,001 - $500,000	$100,001 - $500,000	None
Joe Wysocki	None	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Jason Hill	None	None	None	None
David O’Donohue	None	None	None	None
Christian Brobst	None	None	None	None
Chuck Carmody	None	None	None	None
Ryan Isherwood	None	None	None	None
John Saf	None	None	None	None
Jimmy Young	None	None	None	None
Brad Jackson	$10,001 - $50,000	None	None	None
Michael Kassab	None	None	None	None
Bill Rubin	None	None	None	None

	GLOBAL OPPORTUNITIES FUND	TOTAL RETURN BOND FUND	HIGH INCOME OPPORTUNITIES FUND	SHORT-TERM BOND FUND
John P. Calamos, Sr.(1)	Over $1,000,000	Over $1,000,000	Over $1,000,000	$100,000 - $500,000
R. Matthew Freund	None	$100,001 - $500,000	$100,001 - $500,000	$500,001 - $1,000,000
Michael Grant	None	None	None	None
John Hillenbrand	$100,001 - $500,000	None	None	None
Nick Niziolek	$100,001 - $500,000	None	None	None
Eli Pars	$10,001 - $50,000	None	None	None
Dennis Cogan	$100,001 - $500,000	None	None	None
Brandon Nelson	None	None	None	None
Jon Vacko	$100,001 - $500,000	None	None	None
Joe Wysocki	$1 - $10,000	None	None	None
Jason Hill	None	None	None	None
David O’Donohue	None	None	None	None
Christian Brobst	None	None	None	None
Chuck Carmody	None	$100,001 - $500,000	$100,001 - $500,000	$50,001 - $100,000
Ryan Isherwood	None	None	None	None
John Saf	None	None	None	None
Jimmy Young	None	None	None	None
Brad Jackson	None	None	None	None
Michael Kassab	None	None	None	None
Bill Rubin	None	None	None	None

(1)	Pursuant to Rule 16a-1(a)(2) of the 1934 Act, John P. Calamos, Sr. may be deemed to have indirect beneficial ownership of Fund shares held by Calamos Investments LLC, its subsidiaries, and its parent companies (Calamos Asset Management, Inc. and Calamos Partners LLC, and its parent company Calamos Family Partners, Inc.) due to his direct or indirect ownership interest in those entities. As a result, these amounts reflect any holdings of those entities in addition to the individual, personal accounts of John P. Calamos, Sr.

Please retain this supplement for future reference.

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